9. ACCOUNTS RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivables Current	R$ 5,008,386	R$ 7,108,297
Expected Credit Losses On Trade Receivables	(1,034,148)	(773,771)	R$ (787,145)
Total	3,974,238	6,334,526
Billed services [member]
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivables Current	3,984,006	5,910,643
Unbilled services [member]
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivables Current	R$ 1,024,380	842,726
Handheld devices, accessories, and other assets [member]
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivables Current		R$ 354,928